MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 23, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Marketable Securities [Abstract]
Balance, beginning of year	$ 114,001	$ 148,944	$ 88,184
Additions		5,295	7,329
Additions from the acquisition of Seabee Gold Operation (note 3)		0	351
Disposals	$ (24,983)	(72,132)	(5,327)
Fair value adjustments		$ 31,894	$ 58,407